Other comprehensive income - Schedule of exchange differences included in other comprehensive income that may be reclassified to profit or loss, by country (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	€ (27,170)	€ (28,170)	€ (30,035)
Brazilian real
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(16,735)	(17,440)	(17,417)
Pound sterling
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(4,219)	(3,415)	(4,205)
Mexican peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(3,010)	(3,088)	(3,091)
Argentine peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(1,755)	(2,109)	(2,288)
Chilean peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(2,081)	(2,039)	(1,776)
US dollar
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	2,384	1,536	387
Polish zloty
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(999)	(809)	(788)
Other currencies
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	€ (755)	€ (806)	€ (857)